FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
FINANCIAL ASSETS
Cash and cash equivalents	$ 2,551	$ 2,500	$ 4,379	$ 2,441
Certificates of deposit	350	1,840
Investment securities - held to maturity	15,489	3,495
Mortgage-backed securities - held to maturity	82,459	97,106
Net loans receivable	80,684	91,032
Accrued interest receivable	749	744
FHLB stock	6,044	6,564
Bank owned life insurance	5,021	4,907
Deposits
Savings accounts	50,058	44,541
Money market accounts	22,995	21,743
Certificates of deposit	29,731
FHLB advances - fixed rate	10,000	15,000
FHLB advances - variable rate	25,000	85,000
FHLB short-term advances	113,093	59,159
Other short-term advances		7,000
Accrued interest payable	155	487
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Investment securities - held to maturity	82,059	96,488
Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Investment securities - held to maturity	400	618
Fair Value, Inputs, Level 1 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	2,551	2,500
Certificates of deposit	350	1,840
Investment securities - held to maturity
Net loans receivable
Accrued interest receivable	749	744
FHLB stock	6,044	6,564
Bank owned life insurance	5,021	4,907
Deposits
Non-interest-bearing accounts	25,452	22,657
Interest-earning checking	26,881	25,075
Savings accounts	50,058	44,541
Money market accounts	22,995	21,743
Certificates of deposit
Advance payments by borrowers for taxes and insurance	2,050	2,256
FHLB advances - fixed rate
FHLB advances - variable rate	25,000	85,000
FHLB short-term advances	113,093	59,159
Other short-term advances		7,000
Accrued interest payable	155	487
Fair Value, Inputs, Level 1 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Fair Value, Inputs, Level 1 [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Fair Value, Inputs, Level 2 [Member]
FINANCIAL ASSETS
Cash and cash equivalents
Certificates of deposit
Investment securities - held to maturity	15,592	3,622
Net loans receivable
Accrued interest receivable
FHLB stock
Bank owned life insurance
Deposits
Non-interest-bearing accounts
Interest-earning checking
Savings accounts
Money market accounts
Certificates of deposit
Advance payments by borrowers for taxes and insurance
FHLB advances - fixed rate
FHLB advances - variable rate
FHLB short-term advances
Other short-term advances
Accrued interest payable
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	82,202	96,042
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Fair Value, Inputs, Level 3 [Member]
FINANCIAL ASSETS
Cash and cash equivalents
Certificates of deposit
Investment securities - held to maturity
Net loans receivable	82,930	98,700
Accrued interest receivable
FHLB stock
Bank owned life insurance
Deposits
Non-interest-bearing accounts
Interest-earning checking
Savings accounts
Money market accounts
Certificates of deposit	29,763	35,237
Advance payments by borrowers for taxes and insurance
FHLB advances - fixed rate	9,763	14,818
FHLB advances - variable rate
FHLB short-term advances
Other short-term advances
Accrued interest payable
Fair Value, Inputs, Level 3 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Fair Value, Inputs, Level 3 [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	457	607
Carrying (Reported) Amount, Fair Value Disclosure [Member]
FINANCIAL ASSETS
Cash and cash equivalents	2,551	2,500
Certificates of deposit	350	1,840
Investment securities - held to maturity	15,489	3,495
Net loans receivable	80,684	91,032
Accrued interest receivable	749	744
FHLB stock	6,044	6,564
Bank owned life insurance	5,021	4,907
Deposits
Non-interest-bearing accounts	25,452	22,657
Interest-earning checking	26,881	25,075
Savings accounts	50,058	44,541
Money market accounts	22,995	21,743
Certificates of deposit	29,731	35,063
Advance payments by borrowers for taxes and insurance	2,050	2,256
FHLB advances - fixed rate	10,000	15,000
FHLB advances - variable rate	25,000	85,000
FHLB short-term advances	113,093	59,159
Other short-term advances		7,000
Accrued interest payable	155	487
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	82,059	96,488
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	400	618
Portion at Fair Value, Fair Value Disclosure [Member]
FINANCIAL ASSETS
Cash and cash equivalents	2,551	2,500
Certificates of deposit	350	1,840
Investment securities - held to maturity	15,592	3,622
Net loans receivable	82,930	98,700
Accrued interest receivable	749	744
FHLB stock	6,044	6,564
Bank owned life insurance	5,021	4,907
Deposits
Non-interest-bearing accounts	25,452	22,657
Interest-earning checking	26,881	25,075
Savings accounts	50,058	44,541
Money market accounts	22,995	21,743
Certificates of deposit	29,763	35,237
Advance payments by borrowers for taxes and insurance	2,050	2,256
FHLB advances - fixed rate	9,763	14,818
FHLB advances - variable rate	25,000	85,000
FHLB short-term advances	113,093	59,159
Other short-term advances		7,000
Accrued interest payable	155	487
Portion at Fair Value, Fair Value Disclosure [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	82,202	96,042
Portion at Fair Value, Fair Value Disclosure [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	$ 457	$ 607